Stockholders' equity (Details Textual) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended												12 Months Ended
	Dec. 15, 2015	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2015
Equity [Abstract]
Amount available for stock repurchases under a board approved stock repurchase plan		$ 4,900												$ 4,900			$ 5,000
Common stock, dividends paid per share (in usd per share)		$ 0.79	$ 0.79	$ 0.79	$ 0.79	$ 0.61	$ 0.61	$ 0.61	$ 0.61	$ 0.47	$ 0.47	$ 0.47	$ 0.47
Common stock, dividends declared per share (in usd per share)	$ 1.00
Income taxes expense or (benefit) for unrealized gains and losses for cash flow hedges														53	$ 104	$ 34
Income tax expense or (benefit) reclassification adjustments to income for cash flow hedges														(53)	74	(33)
Income taxes expense or (benefit) for unrealized gains and losses for available-for-sale securities														0	14	(105)
Income tax expense or (benefit) for reclassification adjustments to income for available-for-sale securities														$ 18	$ 0	$ (28)
Preferred stock shares authorized (in shares)		5,000,000												5,000,000
Preferred stock, par value (in usd per share)		$ 0.0001												$ 0.0001
Preferred stock, shares issued		0				0								0	0
Preferred stock, shares outstanding		0				0								0	0